DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT
NOTA 29 – DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT

a) Derivatives - General

We enter into financial derivative instruments with various counterparts to manage our overall exposures and to assist our customers in managing their own exposures.

Futures - Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity future contracts are commitments to buy or sell commodities (mainly gold, coffee and orange juice), at a future date, at a contracted price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price at the date of the agreement. Daily cash settlements of price movements are made for all instruments.

Forward - Interest forward agreements are contracts to exchange payments on a specified future date, based on a market change in interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another country at an agreed price, on an agreed settlement date. Forwards contracts are commitments to buy or sell a financial instrument on a future date at an agreed-upon price and are settled in cash.

Swaps - Interest rate and foreign exchange swap contracts are commitments to settle in cash at a future date or dates, based on differentials between specified financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap agreements presented in Other in the table below correspond substantially to inflation rate swap contracts.

Options - Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell within a limited time a financial instrument or other asset including a flow of interests, foreign currencies, commodities, or equity instruments at a contracted price that may also be settled in cash, based on differentials between specific indices.

Credit Derivatives – Credit derivatives and derivative instruments which value is dependent on the credit risk associated to the debt issued by a third party (the reference entity) which permits that one party (the purchaser of the protection) transfer the risk to the counterparty (the seller of the protection). The seller should make payments as set forth in the agreement when the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller receives a premium for the protection, but, on the other hand, assumes the risk that if the underlying asset referenced in the agreement undergoes a credit event, then the seller would have to make the payment to the purchaser of hedge, which could be the notional amount of the credit derivative.

The market and credit risk associated to these products, as well as operating risks, are similar to those related to other types of financial instruments. Market risk is the exposure created by potential fluctuation in interest rates, foreign exchange rates, commodities quotation, prices quoted in securities market or other amounts, and it depends on the type of product, volume of operations, term and conditions of the agreement and underlying volatility.

Credit risk is the exposure to loss in the event of non-performance by the counterparty to the transaction.  The credit risk exposure to future contracts is minimized due to daily cash settlements. Swap contracts expose us to credit risk in the event of potential inability or unwillingness of the counterparty to perform according to the contractual terms. Our total credit exposure with respect to swaps is R$ 2,012 and R$ 1,674 at December 31, 2010 and 2009, respectively. We are exposed to credit risk to the extent of premiums paid on purchased options. The total credit exposure associated with purchase options totaled R$ 828 and R$ 975 at December 31, 2010 and 2009, respectively. The recognition in earnings of unrealized gains on these transactions is dependent on management's assessment as to collectibility.

See Note 28 for a description of the criteria used to determine the fair value of derivatives.

	Memorandum accounts		Balance sheet accounts
	Notional amounts	Notional amounts	Carrying value	Carrying value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Interest rate products	2,628,747	1,888,447	1,625	476
Futures contracts	262,847	182,997	(32)	(4)
Purchase commitments	117,641	88,852	140	19
Sale commitments	145,206	94,145	(172)	(23)
Swap agreements	114,940	119,978	1,323	680
Asset position	61,263	62,528	2,984	2,519
Liability position	53,677	57,450	(1,661)	(1,839)
Options	2,243,675	1,579,785	(143)	(91)
Purchase commitments	1,180,676	850,060	761	1,206
Sale commitments	1,062,999	729,725	(904)	(1,297)
Forward contracts	839	1,294	(19)	11
Purchase commitments	539	839	63	92
Sale commitments	300	455	(82)	(81)
Credit derivatives	5,748	4,363	135	(90)
Purchase commitments	2,622	1,617	256	12
Sale commitments	3,126	2,746	(121)	(102)
Other	698	30	361	(30)
Purchase commitments	698	-	374	-
Sale commitments	-	30	(13)	(30)
Foreign exchange products	160,231	209,408	(1,085)	(607)
Futures contracts	21,185	22,099	(14)	(4)
Purchase commitments	8,128	3,160	-	22
Sale commitments	13,057	18,939	(14)	(26)
Swap agreements	21,987	22,492	(333)	(196)
Asset position	7,378	9,820	(5)	295
Liability position	14,634	12,672	(328)	(491)
Options	80,459	145,350	(215)	(137)
Purchase commitments	37,198	80,571	792	527
Sale commitments	43,261	64,779	(1,007)	(664)
Forward contracts	35,880	11,809	(531)	(190)
Purchase commitments	13,121	5,150	556	276
Sale commitments	22,759	6,659	(1,087)	(466)
Credit derivatives	76	137	-	(1)
Purchase commitments	54	137	1	1
Sale commitments	22	-	(1)	(2)
Other	619	7,521	8	(79)
Purchase commitments	259	3,234	191	420
Sale commitments	360	4,287	(183)	(499)
Commodities	4,762	7,690	1	19
Futures contracts	2,132	6,403	(9)	(17)
Purchase commitments	84	64	33	(12)
Sale commitments	2,048	6,339	(42)	(5)
Swap agreements	397	195	(22)	(9)
Asset position	219	89	5	5
Liability position	178	106	(27)	(14)
Options	1,966	612	1	27
Purchase commitments	1,197	371	52	38
Sale commitments	769	241	(51)	(11)
Forward contracts	267	254	29	10
Purchase commitments	200	254	48	10
Sale commitments	67	-	(19)	-
Other	-	226	-	8
Purchase commitments	-	155	-	17
Sale commitments	-	71	-	(9)
Other	18	91	-	-
Futures contracts	10	11	-	-
Purchase commitments	1	2	-	-
Sale commitments	9	9	-	-
Swap agreements	8	58	-	-
Asset position	1	1	-	-
Liability position	7	57	-	-
Credit derivatives	-	22	-	-
Purchase commitments	-	22	-	1
Sale commitments	-	-	-	(1)
Equity products	17,102	7,999	(394)	(619)
Futures contracts	5,875	5,276	-	-
Purchase commitments	1,645	2,132	-	-
Sale commitments	4,230	3,144	-	-
Swap agreements	61	138	2	81
Asset position	32	131	3	81
Liability position	29	7	(1)	-
Options	5,871	2,575	(935)	(700)
Purchase commitments	4,181	1,812	147	48
Sale commitments	1,690	763	(1,082)	(748)
Forward contracts	1,419	-	1,393	-
Purchase commitments	1,419	-	1,393	-
Sale commitments	-	-	-	-
Credit derivatives	878	10	(1)	-
Purchase commitments	227	10	4	1
Sale commitments	651	-	(5)	(1)
Other	2,998	-	117	-
Purchase commitments	2,438	-	164	-
Sale commitments	560	-	(47)	-
Assets			7,789	5,549
Liabilities			(6,674)	(6,281)
Total			1,115	(732)

b) Derivatives used for hedge accounting

We use certain derivative futures contracts traded in stock exchange as hedge instruments in a strategy of cash flow hedge. All hedge relationships were designated in the last quarter of 2008, and maturities of derivatives will occur between 2012 and 2014.

This hedge strategy aims at protecting changes in cash flow of interest payments at a variable rate of  Subordinated CDBs attributable to changes in 100% of the CDI rate. CDI rate is considered the reference rate in the Brazilian financial market and it is set on a daily basis. The hedge strategy makes the cash flow constant regarding the variability of CDI rate. To protect the variability of future cash flow of interest payments, Itaú Unibanco Holding uses DI Futures contracts at BM&F BOVESPA. In the DI Futures contract, a net payment is made for the difference between the notional amount multiplied by the CDI rate, and the notional amount multiplied by a fixed rate.

To evaluate the effectiveness and to measure the ineffectiveness of such strategy,  Itaú Unibanco Holding uses the dollar offset method on a cumulative basis. By using this method, Itaú Unibanco Holding adopts the hypothetical derivative method  established by DIG G 7 "Cash Flow Hedges: Measurement of Ineffectiveness of Cash Flow Hedge pursuant to Paragraph 30(b) when the Short-Cut Method is not Applied”. The hypothetical derivative method is based on a comparison of change in the fair value of a hypothetical derivative with terms identical to the critical terms of the variable-rate liability, and this change in the fair value is considered a proxy  of the present value of the cumulative change in the future cash flow expected for the hedged liability. The method of transferring deferred gains and losses from Accumulated Other Comprehensive Income (“AOCI”) to retained earnings is an effective interest rate method.

At December 31, 2010, the carrying amount of subordinated CDBs which future cash flows are being protected by this hedge strategy is R$ 14 and the notional amount of DI Futures of hedge instruments is R$ 11.

Derivatives in relationships of cash flow hedges	Amount of gain or (loss) recognized in AOCI in derivatives (effective portion)	Place where gain or (loss) reclassified from AOCI to income are recognized (effective portion)	Amount of gain or (loss) reclassified from AOCI to income (effective portion)	Place where gain or (loss) are recognized in income (ineffective portion)	Amount of gain or (loss) recognized in result of derivatives (ineffective portion)

Futures of interest rate	3	Trading income (losses), net	1	Trading income (losses), net	0

As of December 31, 2010, gain or loss related to the cash flow hedge expected to be reclassified from AOCI to income in the following 12 months is R$ 1.

During 2009, we have discontinued certain of our hedge relationships that no longer met the effectiveness requirements. No hedge relationship was discontinued in 2010.

No lack of effectiveness was recognized at December 31, 2010, since the accumulated loss in Futures DI used as hedge instruments did not exceed the cumulative change in future cash flows expected of the protected deposits.

c) Information on credit derivatives

Credit derivatives are financial instruments whose value derives from the credit risk associated with the debt issued by a third party (reference entity) and allow an entity (protection buyer) to transfer this risk to a counterparty (protection seller). The protection seller has to make payments pursuant to the contract when the reference entity undergoes a credit event, such as bankruptcy, default or composition with creditors. The protection seller receives a premium for the protection but, on the other hand, assumes the risk that the underlying instrument referred to in the contract may undergo a credit event and may have to make a payment to the protection buyer that can be as high as the reference value of the credit derivative.

Itaú Unibanco Holding buys and sells credit protection mainly related to public securities of the Brazilian government and private securities of Brazilian companies in order to meet the needs of its clients. When we sell credit protection, the exposure for a given reference entity may be partially or totally offset by the purchase of a credit protection contract from another counterparty for the same reference entity or similar entity. Credit derivatives for which we are protection sellers are credit default swaps, total return swaps and credit-linked notes. At December 31, 2010 and 2009, Itaú Unibanco Holding did not sell credit protection in the form of credit-linked notes.

Credit Default Swaps – CDS

CDS are credit derivatives in which, upon a credit event related to the reference entity pursuant to the terms of the contract, the protection buyer is entitled to receive, from the protection seller, an amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered value. The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.

Total Return Swap – TRS

TRS is a transaction in which a party swaps the total return of a reference entity or of a basket of assets for regular cash flows, usually interest and a guarantee against capital loss.  In a TRS contract, the parties do not transfer the ownership of the assets.

The table below presents the portfolio of credit derivatives in which we sell protection to third parties, per maturity, and the maximum potential of future payments, gross of any guarantees, as well as its classification per instrument, risk and reference entity.
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Fair value as of December 31, 2010	Fair value as of December 31, 2009
By instrument
CDS	3,375	541	1,234	1,184	416	(119)	(103)
TRS	424	416	-	8	-	(8)	-
Total by instrument	3,799	957	1,234	1,192	416	(127)	(103)
By risk rating
Investment grade	3,799	957	1,234	1,192	416	(127)	(103)
Total by risk	3,799	957	1,234	1,192	416	(127)	(103)
By reference entity
Private entities	3,799	957	1,234	1,192	416	(127)	(103)
Total by entity	3,799	957	1,234	1,192	416	(127)	(103)

We evaluate the risk of credit derivative based on the credit ratings attributed to the reference entity, given by independent credit rating agencies. Investment grade are those entities which credit risk is rated as Baa3 or higher, as rated by Moody's, and BBB- or higher, according to the ratings of Standard & Poor’s and Fitch Ratings. The maximum potential loss that may be incurred with the credit derivative is based on the notional amount of the derivative. We believe, based on our historical experience, that the amount of the maximum potential loss does not represent the actual level of loss. This is because should there be an event of loss, the amount of maximum potential loss should be reduced from the notional amount by the recoverable amount.

The credit derivatives which are sold are not covered by guarantees, and during this period, we did not incur any loss related to any credit derivative contracts.

The following table presents the notional amount of purchased credit derivatives which underlying amounts are identical to those for which Itaú Unibanco Holding operates as seller of the hedge.

	12/31/2010			12/31/2009
	Notional amount of hedge sold	Notional amount of hedge purchased with identical underlying amount	Net position	Net position
CDS	(3,375)	2,902	(473)	1,320
TRS	(424)	-	(424)	-
Total	(3,799)	2,902	(897)	1,320

d) Financial instruments related to credit

Itaú Unibanco Holding uses financial instruments related to credit to meet the financial needs of its clients. Itaú Unibanco Holding issues credit granting commitments, standby letters of credit and other letters of credit and guarantees.

The following table summarizes the contractual amounts of financial instruments related to credit.

	12/31/2010	12/31/2009
Commitments to extend credit	179,912	157,443
Standby letters of credit	756	1,207
Guarantees	37,618	31,234

The contractual amount of financial instruments represent the maximum potential of credit risk in the event the counterparty does not meet the terms of the agreement. The vast majority of these commitments matures without being withdrawn. As a result, the total contractual amount does not represent our effective future exposure to credit risk or the liquidity needs arising from such commitments.

e) Financial guarantees

The following is a summary of the instruments that are considered to be financial guarantees in accordance with ASC 460:

	12/31/2010		12/31/2009
	Contract amount	Fair value	Contract amount	Fair value
Standby letters of credit (*)	756	435	1,207	349
Guarantees (1)	37,618	108	31,234	68
(*) Include guarantees with contract amount of R$ 17 as of December 31, 2010 (R$ 8 as of December 31, 2009) issued in favor of clients classified as clients under monitoring, in accordance with our internal classification.

Standby letters of credit and  guarantees are conditional lending commitments issued by us to guarantee the performance of a customer to a third party. Itaú Unibanco Holding typically has recourse to recover from the customer any amounts paid under these guarantees In addition, Itaú Unibanco Holding may hold cash or other highly liquid collateral to support these guarantees. The carrying value includes amounts deferred and recognized in income over the life of the contract and amounts accrued for inherent losses in accordance with ASC 450.

In connection with issuing securities to investors, Itaú Unibanco Holding may enter into contractual arrangements with third parties that may require it to make a payment to them in the event of a change in tax law or an adverse interpretation of tax law. Itaú Unibanco Holding may also enter into indemnification clauses when it sells a business or assets to a third party pursuant to which it indemnifies that third party for losses they may incur due to actions taken by Itaú Unibanco Holding prior to the sale It is difficult to estimate the maximum exposure under these indemnification arrangements since this would require an assessment of future changes in tax laws and future claims that may be made against Itaú Unibanco Holding that have not yet occurred.

In the ordinary course of its business, Itaú Unibanco Holding enters into contracts that contain indemnification provisions. These provisions require Itaú Unibanco to make payments to another party in the event that certain events occur. Many of these provisions call for Itaú Unibanco Holding to indemnify the other party against loss in the event that Itaú Unibanco fails to perform its own obligations under the contract. These performance guarantees are not subject to disclosure.